Common and Preferred Stock Reserved for Future Issuances: (Details)	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock Reserved	33,196,592	31,366,952
Preferred Stock Reserved	1,325,000	1,217,000
Common Stock Warrant Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	900,000	900,000
Preferred Stock Reserved	0
Preferred Stock Warrant Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	1,325,000	1,217,000
Preferred Stock Reserved	1,325,000	1,217,000
Common Stock Option Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	8,319,952	6,249,952
Preferred Stock Reserved	0	0
Conversion of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	22,652,000	23,000,000
Preferred Stock Reserved	0	0